UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Real Estate - 94.8%
Diversified Real Estate Activities - 6.9%
City Developments Ltd.	165,800	$1,434,913
Leopalace21 Corp.	98,900	725,039
Mitsubishi Estate Co., Ltd.	48,700	837,011
Mitsui Fudosan Co., Ltd.	162,200	3,504,730
Sumitomo Realty & Development Co., Ltd.	58,000	1,752,615
Wharf Holdings Ltd. (The)	145,000	1,383,234
Wheelock & Co., Ltd.	74,000	554,443

		10,191,985

Diversified REITs - 11.6%
Armada Hoffler Properties, Inc.	105,075	1,404,853
Empire State Realty Trust, Inc. - Class A	89,020	1,811,557
GPT Group (The)	372,700	1,484,926
Gramercy Property Trust	63,811	1,943,683
H&R Real Estate Investment Trust	54,770	936,847
Heiwa Real Estate REIT, Inc.	575	484,332
Hispania Activos Inmobiliarios SOCIMI SA	48,250	898,062
Hulic Reit, Inc.	447	676,995
ICADE	12,260	1,089,976
Liberty Property Trust	39,860	1,698,036
Merlin Properties Socimi SA	79,365	1,094,367
Mirvac Group	970,650	1,795,397
Washington Real Estate Investment Trust	52,950	1,739,937

		17,058,968

Health Care REITs - 5.3%
Healthcare Realty Trust, Inc.	45,990	1,530,547
Medical Properties Trust, Inc.	106,420	1,400,487
Sabra Health Care REIT, Inc.	44,260	967,081
Welltower, Inc.	53,510	3,918,003

		7,816,118

Hotel & Resort REITs - 3.1%
MGM Growth Properties LLC - Class A	51,500	1,575,900
Park Hotels & Resorts, Inc.	49,340	1,316,885
RLJ Lodging Trust	46,540	939,177
Summit Hotel Properties, Inc.	53,510	794,088

		4,626,050

Industrial REITs - 7.0%
Goodman Group	125,600	829,979
LaSalle Logiport REIT	779	758,826
Mapletree Logistics Trust	1,176,300	1,067,430
PLA Administradora Industrial S de RL de CV (a)	234,500	399,637
Prologis, Inc.	16,360	1,036,570
Pure Industrial Real Estate Trust	145,210	769,802
Rexford Industrial Realty, Inc.	68,530	2,059,326
Segro PLC	181,416	1,263,443
STAG Industrial, Inc.	74,320	2,080,217

		10,265,230

Office REITs - 14.6%
Alexandria Real Estate Equities, Inc.	18,280	2,217,547
Allied Properties Real Estate Investment Trust	32,332	1,002,260

Company	Shares	U.S. $ Value
Axiare Patrimonio SOCIMI SA	43,770	$834,738
Beni Stabili SpA SIIQ	956,960	821,373
Boston Properties, Inc.	21,880	2,638,728
Brandywine Realty Trust	59,370	1,019,977
Champion REIT	982,000	723,073
Columbia Property Trust, Inc.	87,060	1,828,260
Corporate Office Properties Trust	33,090	1,103,882
Daiwa Office Investment Corp.	171	854,347
Derwent London PLC	39,170	1,409,768
Hibernia REIT PLC	254,800	432,314
Hudson Pacific Properties, Inc.	60,840	2,007,720
Investa Office Fund	259,371	933,594
Japan Real Estate Investment Corp.	166	860,690
Mack-Cali Realty Corp.	39,850	912,166
MCUBS MidCity Investment Corp.	250	743,621
Workspace Group PLC	108,410	1,243,441

		21,587,499

Real Estate Development - 3.5%
Cheung Kong Property Holdings Ltd.	483,500	4,254,715
TAG Immobilien AG	53,600	894,924

		5,149,639

Real Estate Operating Companies - 8.6%
Aroundtown Property Holdings PLC	119,590	797,104
BUWOG AG (a)	33,552	1,032,500
CA Immobilien Anlagen AG	48,051	1,370,281
Deutsche Wohnen SE	35,660	1,515,490
Entra ASA (b)	88,422	1,259,435
Fabege AB	65,980	1,323,515
Hongkong Land Holdings Ltd.	200,000	1,483,919
Inmobiliaria Colonial SA	137,093	1,340,586
Vonovia SE	58,776	2,486,112

		12,608,942

Residential REITs - 12.7%
American Homes 4 Rent - Class A	88,030	1,950,745
AvalonBay Communities, Inc.	7,060	1,325,374
Camden Property Trust	21,980	1,966,770
Education Realty Trust, Inc.	28,210	1,090,034
Essex Property Trust, Inc.	12,340	3,282,070
Independence Realty Trust, Inc.	113,070	1,163,490
Japan Rental Housing Investments, Inc.	1,219	912,573
Killam Apartment Real Estate Investment Trust	80,950	844,019
Mid-America Apartment Communities, Inc.	25,440	2,708,343
Sun Communities, Inc.	23,503	2,122,556
UNITE Group PLC (The)	145,801	1,307,924

		18,673,898

Retail REITs - 16.4%
Brixmor Property Group, Inc.	86,480	1,618,905
Eurocommercial Properties NV	26,100	1,118,547
Frontier Real Estate Investment Corp.	194	833,811
Fukuoka REIT Corp.	571	853,371
Kenedix Retail REIT Corp.	347	765,282
Klepierre SA	29,443	1,186,883
Link REIT	377,761	3,120,612
National Retail Properties, Inc.	49,890	2,086,899

Company	Shares	U.S. $ Value
Realty Income Corp.	53,710	$3,091,547
Retail Opportunity Investments Corp.	62,040	1,230,874
Scentre Group	276,730	851,144
Simon Property Group, Inc.	36,638	5,746,670
Urban Edge Properties	67,100	1,687,565

		24,192,110

Specialized REITs - 5.1%
Digital Realty Trust, Inc.	25,510	3,018,853
Equinix, Inc.	3,300	1,545,753
National Storage Affiliates Trust	72,600	1,620,432
Public Storage	6,690	1,373,725

		7,558,763

		139,729,202

Transportation - 2.0%
Airport Services - 0.6%
Sydney Airport	144,670	852,135

Highways & Railtracks - 0.8%
Transurban Group	125,910	1,220,556

Railroads - 0.6%
East Japan Railway Co.	9,400	862,934

		2,935,625

Materials - 1.8%
Construction Materials - 1.8%
Anhui Conch Cement Co., Ltd. - Class H	255,500	956,083
Fletcher Building Ltd.	124,110	729,044
Grupo Cementos de Chihuahua SAB de CV	185,770	974,087

		2,659,214

Banks - 0.8%
Thrifts & Mortgage Finance - 0.8%
Aareal Bank AG	26,270	1,076,195

Media - 0.3%
Cable & Satellite - 0.0%
I-CABLE Communications Ltd. (a)	104,098	3,665

Movies & Entertainment - 0.3%
Regal Entertainment Group - Class A (c)	32,100	474,117

		477,782

Total Common Stocks (cost $127,630,399)		146,878,018

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (d)(e)(f) (cost $1,929,946)	1,929,946	1,929,946

	Principal Amount (000)		U.S. $ Value
Time Deposits - 0.2%
ANZ, London
0.484%, 9/01/17	AUD	209	$165,846
BBH, Grand Cayman
(1.45)%, 9/01/17	CHF	3	2,664
(0.929)%, 9/01/17	SEK	6	817
(0.556)%, 9/01/17	EUR	6	7,462
(0.23)%, 9/01/17	JPY	1,444	13,132
0.005%, 9/01/17	HKD	59	7,597
0.05%, 9/01/17	GBP	9	11,646
0.10%, 9/01/17	NOK	9	1,162
0.80%, 9/01/17	NZD	10	7,510
BNP Paribas, Paris
0.01%, 9/04/17	SGD	63	46,293
Wells Fargo, Grand Cayman
0.15%, 9/01/17	CAD	27	21,316

Total Time Deposits (cost $283,617)			285,445

Total Short-Term Investments (cost $2,213,563)			2,215,391

Total Investments Before Security Lending Collateral for Securities Loaned - 101.2% (cost $129,843,962)			149,093,409

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (d)(e)(f) (cost $482,679)		482,679	482,679

Total Investments - 101.5% (cost $130,326,641) (g)			149,576,088
Other assets less liabilities - (1.5)%			(2,161,054)

Net Assets - 100.0%			$147,415,034

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	503	AUD	665	9/15/17	$25,704
Barclays Bank PLC	JPY	68,368	USD	628	12/18/17	2,561
BNP Paribas SA	USD	356	CLP	232,018	9/15/17	15,360
BNP Paribas SA	USD	1,251	SEK	10,007	12/18/17	16,076
Brown Brothers Harriman & Co.	EUR	1,422	USD	1,598	9/15/17	(95,994)
Brown Brothers Harriman & Co.	GBP	323	USD	412	9/15/17	(5,942)
Brown Brothers Harriman & Co.	MXN	12,209	USD	665	9/15/17	(17,104)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	MXN	7,446	USD	421	9/15/17	$5,570
Brown Brothers Harriman & Co.	NZD	638	USD	458	9/15/17	243
Brown Brothers Harriman & Co.	USD	338	AUD	448	9/15/17	17,994
Brown Brothers Harriman & Co.	USD	1,368	CHF	1,312	9/15/17	1,096
Brown Brothers Harriman & Co.	USD	378	EUR	324	9/15/17	7,646
Brown Brothers Harriman & Co.	USD	424	NOK	3,380	9/15/17	11,520
Brown Brothers Harriman & Co.	USD	959	SEK	8,083	9/15/17	58,567
Brown Brothers Harriman & Co.	USD	321	SGD	444	9/15/17	6,816
Citibank, NA	CLP	232,018	USD	349	9/15/17	(21,888)
Citibank, NA	EUR	1,442	USD	1,577	9/15/17	(140,524)
Citibank, NA	NOK	9,691	USD	1,147	9/15/17	(102,683)
Citibank, NA	USD	515	CAD	684	9/15/17	32,352
Citibank, NA	USD	2,345	GBP	1,809	9/15/17	(5,063)
State Street Bank & Trust Co.	CAD	684	USD	547	9/15/17	(1,021)
UBS AG	CHF	1,312	USD	1,363	9/15/17	(6,324)

						$(195,038)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of this security amounted to $1,259,435 or 0.9% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,003,536 and gross unrealized depreciation of investments was $(2,949,127), resulting in net unrealized appreciation of $19,054,409.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

August 31, 2017 (unaudited)

51.7%	United States
10.4%	Japan
7.7%	Hong Kong
5.3%	Australia
4.5%	Germany
3.5%	United Kingdom
2.8%	Spain
2.4%	Canada
1.7%	Singapore
1.6%	Austria
1.5%	France
0.9%	Mexico
0.9%	Sweden
3.6%	Other
1.5%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: China, Ireland, Italy, Netherlands, New Zealand and Norway.

AB Global Real Estate Investment Fund

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$94,471,567		$45,257,635		$	– 0	–	$139,729,202
Transportation	– 0	–	2,935,625			– 0	–	2,935,625
Materials	974,087		1,685,127			– 0	–	2,659,214
Banks	– 0	–	1,076,195			– 0	–	1,076,195
Media	474,117		3,665			– 0	–	477,782
Short-Term Investments:
Investment Companies	1,929,946		– 0	–		– 0	–	1,929,946
Time Deposits	– 0	–	285,445			– 0	–	285,445
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	482,679		– 0	–		– 0	–	482,679

Total Investments in Securities	98,332,396		51,243,692+			– 0	–	149,576,088
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	201,505			– 0	–	201,505
Liabilities
Forward Currency Exchange Contracts	– 0	–	(396,543)			– 0	–	(396,543)

Total^	$98,332,396		$51,048,654		$	– 0	–	$149,381,050

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $7,922,547 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Real Estate
Balance as of 11/30/16		$321,619
Accrued discounts/(premiums)		– 0	–
Realized gain (loss)		(117,915)
Change in unrealized appreciation/depreciation		367,737
Purchases		– 0	–
Sales		(571,441)
Transfers into level 3		– 0	–
Transfers out of level 3		– 0	–

Balance as of 8/31/17	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$	– 0	–

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2017 is as follows:

Market Value November 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value August 31, 2017 (000)	Dividend Income (000)
$1,857	$36,265	$36,192	$1,930	$4

A summary of the Fund’s investments of cash collateral for securities lending transactions is as follows:

Market Value November 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value August 31, 2017 (000)	Dividend Income (000)
$ – 0 –	$17,673	$17,190	$483	$3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2017